Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies [abstract]
Disclosure of basis of preparation of financial statements [text block]

Basis of Preparation

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements are presented in thousands of Euros (€) and all values are rounded to the nearest thousand, except when otherwise indicated (e.g. € million).

Certain reclasses to comparatives have been made to be consistent with current year presentation.

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, are areas where assumptions and estimates are significant to the consolidated financial statements.

Disclosure of going concern [text block]

Going concern principle

The consolidated financial statements have been prepared on a going concern basis. Please refer to note 5.1 for the detailed explanation of the going concern.

The Company does not believe that COVID-19 or the Ukraine conflict will have an impact on the Company’s activity. The Company does not have business relationships with Russia.

Statement of IFRS compliance [text block]

Effective for the annual periods beginning on January 1, 2021

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments and interpretations apply for the first time in 2021, but do not have an impact on the interim condensed consolidated financial statements of the Company:

-	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (applicable for annual periods beginning on or after January 1, 2021)
-	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9, effective January 1, 2021
-	Amendment to IFRS 16 Leases covid-19-Related Rent Concessions beyond June 30, 2021 (effective April 1, 2021, with early application permitted)

Description of initial application of standards or interpretations [text block]

New standards not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards and interpretations, if applicable, when they become effective.

-	Amendments to IAS 1 ‘Presentation of Financial Statements: Classification of Liabilities as current or non-current’, effective January 1, 2023
-	Amendments to IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual Improvements, effective January 1, 2022
-	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies, effective January 1, 2023
-	IFRS 17 ‘Insurance contracts’, effective January 1, 2023
-	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates, effective January 1, 2023
-	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction, effective January 1, 2023

None of the IFRS standards issued, but not yet effective are expected to have a material impact on the Company’s financials.

Disclosure of basis of consolidation [text block]

2.3.    Basis of Consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2021, 2020 and 2019.

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date control ceases.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated.

Description of accounting policy for foreign currency translation [text block]

2.4.    Foreign Currency Translations

The consolidated financial statements are presented in Euro, which is the Company’s functional and presentation currency. For each subsidiary, the Company determines the functional currency. Items included in the financial statements of each subsidiary are measured using that functional currency.

Transactions in foreign currencies are recorded at their respective foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates prevailing at the closing date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous periods, are recognized in the consolidated income statement. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the date of the initial transactions.

On consolidation, the assets and liabilities of foreign operations are translated into euros at the rate of exchange prevailing at the reporting date and the income statement is translated at the average rate of the year. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the income statement.

Description of accounting policy for intangible assets other than goodwill [text block]

2.5.    Intangible Assets

Patents

Patents relate to direct attributable expenditure incurred for obtaining patent rights related to the Genio® system and are carried at costs less accumulated amortization and accumulated impairment losses. Patents costs are amortized as from January  2021 together with the related Genio® system capitalized development costs.

Research and Development Costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Company can demonstrate:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The Company started recognizing the development expenditure as an asset since March 2019 triggered by obtaining CE mark for the first generation of the Genio® system. As from July 2020, the Company started recognizing the development expenditure as an asset for the improved second generation of the Genio® system. The asset is carried at cost less any accumulated amortization and accumulated impairment losses. Development costs include employee compensation and outsourced development expenses. Amortization of the asset begins when development is complete and the asset is available for use. The asset is depreciated on a straight-line basis over the estimated useful life of 14 years. During the period of development, the asset is tested for impairment annually. Amortization for the first generation of the Genio® system started in 2021 and is recognized in the R&D and Clinical departments. See note 8.

Description of accounting policy for property plant and equipment [text block]

2.6.    Property, Plant and Equipment

Property, plant and equipment are initially recorded in the statement of financial position at their acquisition cost, which includes the costs directly attributable to the acquisition and installation of the asset.

Property, plant and equipment are subsequently measured at their historical cost less accumulated depreciation and impairment, if any.

Property, plant and equipment are depreciated on a straight-line basis over their estimated useful life. The estimated useful life of each category of property, plant and equipment is as follows:

● IT equipment	3 years
● Furniture and office equipment	5 to 15 years
● Laboratory equipment	15 years
● Leasehold improvements	The shorter of lease term and 10 years

Assets under construction are not depreciated until the date that the asset is available for use.

Property, plant and equipment are derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset, which is the difference between the net disposal proceeds and the carrying amount of the asset, is included in the income statement when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Description of accounting policy for impairment of assets [text block]

2.7.    Impairment of Intangible Assets and Property, Plant and Equipment

At each reporting date, the Company assesses whether there is an indication that property, plant and equipment and intangible assets with a definite useful life may be impaired. If an indication of impairment exists, or at least annually when impairment test is required in case of intangible assets with an indefinite useful life or intangible assets not yet for use, the Company estimates the asset’s recoverable amount. The recoverable amount of an asset is the higher of the assets or cash-generating units (CGU) fair value less costs to sell and its value in use.

The recoverable amount is determined based on the value in use of the individual asset or the CGU. In assessing value in use, the estimated future pre-tax cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceeds the carrying amount that would have been determined, net of depreciation, had no impairment loss has been recognized for the asset in prior years. Such reversal is recognized in the consolidated income statement.

Description of accounting policy for financial assets [text block]

2.8.    Financial Assets

Financial assets include mainly other long-term receivables, trade receivables, other receivables and cash and cash equivalents, and are measured at amortized cost using the effective interest method, less impairment allowance. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the effect of discounting is immaterial.

Derecognition

A financial asset is derecognized when the contractual rights to receive cash flows from the asset have expired or when the Company transferred its rights to receive cash flows and substantially all risks and rewards of ownership of the financial asset to another party.

Impairment of Financial Assets

For trade receivables and other receivables, the Company applies a simplified approach in calculating Expected Credit Losses (“ECL”). Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in the income statement.

Description of accounting policy for financial liabilities [text block]

2.9.    Financial Liabilities

The financial liabilities include financial debt, derivative liabilities, trade payables and other payables.

Liabilities at amortized cost

Those financial liabilities, except for the derivative liabilities, are measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included as financial cost in the consolidated income statement. When the estimated contractual cash flows are modified, the entity recalculates the gross carrying amount of the financial liability as the present value of the modified cash flows discounted at the original effective interest rate. The difference between the recalculated carrying amount and the initial carrying amount is included in other operating income & expense in the consolidated income statement.

Liabilities at fair value with changes in fair value through profit and loss

The Company has derivative liabilities consisting of foreign currency options to hedge its contingency risk exposure to certain foreign currencies. Those derivative financial instruments are initially recorded at fair value and derivative financial instruments are subsequently remeasured at their fair value with changes in fair value recorded in the income statement under “Financial income/financial expenses”. Any transactions costs incurred are immediately recognized in the consolidated income statement.

The Company does not apply hedge accounting to those derivative financial liabilities.

The fair value of a hedging derivative financial instrument is classified as a non-current liability when the remaining maturity of the hedged item is more than 12 months and as a current liability when the remaining maturity of the hedged item is less than 12 months. The fair value is recorded in the consolidated balance sheet under “Other payables”.

Derecognition

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in income statement.

Description of accounting policy for fair value measurement [text block]

2.10.    Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Company. The fair value of an asset or liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that the market participants act in their economic best interest.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	quoted (unadjusted) market prices in active markets for identical assets or liabilities;
Level 2	valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and
Level 3	valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Description of accounting policy for measuring inventories [text block]

2.11.    Inventory

Inventories consist of work-in-progress and finished goods of the Genio® System and related components. Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Description of accounting policy to determine components of cash and cash equivalents [text block]

2.12.    Cash and Cash Equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks, other short-term deposits with a maturity of or less than 3 months, and which are subject to an insignificant risk of changes in value.

Description of accounting policy for equity instruments [text block]

2.13.    Equity Instruments

Equity instruments issued by the Company are recorded at the fair value of the proceeds received, net of transaction costs.

Convertible loan

The Company has issued a convertible loan on June 26, 2020 (which was converted on September 21, 2020) for a total amount of €1.0 million. The Company identified two components included in the convertible loan agreement: a host loan and an embedded derivative failing the equity classification. The Company has applied the simplification method called the “fair value option”. Under this approach, a contract that contains one or more embedded derivatives that would normally be required to be accounted for separately can instead be accounted for jointly with its host instrument at fair value through income statement. Until conversion and at each reporting date, the Company revaluates the fair value of the convertible loan. Upon subsequent evaluation, the element of gains or losses attributable to changes in credit risk should be recognized in other comprehensive income with the remainder recognized in profit or loss. The estimation of the fair value of the convertible loan on initial or subsequent recognition is dependent on the discount rate and maturity date. The fair value measurement of the convertible loan is classified as level 3. The Company used a discount rate of 5.0 % for the initial recognition of the convertible loan.

Description of accounting policy for income tax [text block]

2.14.    Income Taxes

Income taxes include current income tax and deferred income tax.

Current Income Tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authorities. Tax rates and tax laws that are considered to determine the amount of tax assets or liabilities are those that are enacted or substantially enacted, at the reporting date.

The current income tax liability includes a liability for tax positions subject to uncertainty over income tax treatment when it is probable that an outflow of economic resources will occur. Measurement of the liability for tax positions subject to uncertainty over income tax treatment is based on either the most likely amount method or the expected value method based on the Company's best estimate of the underlying risk.

Deferred Income Tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at reporting date. Deferred tax liabilities are recognized for all taxable temporary differences, except when the deferred tax liability arises from the initial recognition of an asset or liability in a transaction that at the time of the transaction affects neither the accounting profit nor taxable profit or loss.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that at the time of the transaction affects neither accounting profit nor taxable profit or loss.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and tax liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxation authority.

Description of accounting policy for employee benefits [text block]

2.15.    Employee Benefits

Short-Term Employee Benefits

Short-term employee benefits include salaries and social security taxes, paid vacation and bonuses. They are recognized as expenses for the period in which employees perform the corresponding services. Outstanding payments at the end of the period are presented within current liabilities (other payables).

Post-Employment Benefits

Post-employment benefits include pensions and retirement benefits for employees, which are covered by contributions of the Company.

The Company has set up a pension plan for its employees which qualifies as Defined Benefit pension plan under IAS 19. In the view of the minimum legal returns guaranteed under such scheme, those plans qualify as Defined Benefits plans. Such pension scheme is treated in accordance with IAS 19 “Employee Benefits” as a defined benefit plan. For defined benefit plans, the amount recognized in the Statement of financial position as a net liability (asset) corresponds to the difference between the present value of future obligations and the fair value of the plan assets.

The present value of the obligation and the costs of services are determined by using the “projected unit credit method” and actuarial valuations are performed at the end of each reporting period. The actuarial calculation method implies the use of actuarial assumptions by the Company, involving the discount rate, evolution of wages, employee turnover and mortality tables. These actuarial assumptions correspond to the best estimations of the variables that will determine the final cost of post-employment benefits. The discount rate reflects the rate of return on high quality corporate bonds with a term equal to the estimated duration of the post-employment benefits obligations. The actuarial calculations of post-employment obligations are performed by independent actuaries.

Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the consolidated statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained loss and will not be reclassified to profit or loss.

Description of accounting policy for sharebased payment transactions [text block]

2.16.    Share-Based Compensation

Equity-settled share-based compensation

The Company operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees. The warrants are accounted for as equity-settled share-based payment plans since the Company has no legal or constructive obligation to repurchase or settle the warrants in cash.

Each warrant gives the beneficiaries the right to subscribe to one or several common share of the Company. The warrants are granted for free and have an exercise price is determined by the Board of Directors of the Company.

The fair value of the employee services received in exchange for the grant of stock options or warrants is determined at the grant date using a Black & Scholes valuation model.

The costs of equity-settled transactions are recognized in employee benefit expense. The total amount to be expensed over the vesting period, if any, with a corresponding increase in the « share-based payment reserve » within equity, is determined by reference to the fair value of the stock options or warrants granted, excluding the impact of any non-market vesting conditions. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the entity’s best estimate of the number of equity instruments that will ultimately vest. At each closing date, the entity revises its estimates of the number of stock options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement, and a corresponding adjustment to equity over the remaining vesting period.

The proceeds received net of any directly attributable transaction costs are credited to share capital when the stock options or the warrants are exercised. When warrants granted under a share-based compensation plan  are exercised or when they are not exercised and have expired, the amount previously recognized under the share-based payment reserve is reclassified to the caption retained loss, within equity.

Cash-settled share-based payment transaction

The Company has two cash-settled share-based payment arrangements in place granted to contracts in return for services delivered. A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in general and administrative expenses. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value is determined by reference to the pre-money valuation of the Company or the share-price as the cash-settled share-based payment transactions have an exercise price of zero. The cash-settled share-based payment liability has been fully settled during 2021.

Description of accounting policy for provisions [text block]

2.17.    Provisions

A provision is set up by the Company if, at the reporting date, the Company has a present obligation, either legal or constructive, as a result of past events, when it is probable that an outflow of resources will be required to settle the obligation and when a reliable estimate of the amount can be made.

Description of accounting policy for leases [text block]

2.18.    Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment, but no impairment has been identified in fiscal year 2019, 2020 and 2021.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below €5,000). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term. See note 35.

Description of accounting policy for recognition of revenue [text block]

2.19.    Revenue

The Company has started commercializing the Genio® system in Europe. The Company sells The Genio® system to hospitals and distributors. Revenue from selling the Genio® system is recognized at a point in time when control over The Genio® system is transferred to the customer, which is in general at delivery at customer site or a predefined location in the country of the customer. The revenue from the Genio® system consists of a kit of products delivered at the same point in time, and as such revenue does not to be allocated over the different products. The revenue is then recognized at an amount that reflects the consideration to which the Company expects to be entitled in exchange of the Genio® system. In determining the transaction price for the sale of the Genio® system, the Company considers the effects of variable consideration.

Variable consideration including volume rebates

Some contracts may include a volume discount in the form of a free Genio® system when a certain purchase volume over a predefined period (generally 12-months) is met or exceeded. The Company will allocate a portion of the transaction price to the free Genio® system based on the relative standalone fair value of the Genio® system unless it is reasonably certain that the purchase volume threshold will not be met (considering the constraining estimates of variable consideration).

Some contracts may include a volume discount in the form of a free Genio® system when a certain purchase volume over a predefined period (generally 12-months) is met or exceeded. The Company will apply the most likely amount method or the expected value method to estimate the variable consideration in the contract. The Company will then apply the requirements on constraining estimates of variable consideration in order to determine the amount of the variable consideration that can be included in the transaction price and recognized as revenue.

The contracts with customers do not have right of returns.

Warranty obligations

The Company provides a three-year warranty on the Genio® system for general repairs of defects that existed at the time of sale. The assurance-type warranties are accounted for as warranty provisions which is currently not material.

Description of accounting policy for recoverable cash advances and other government grants [text block]

2.20.    Recoverable cash advances and other government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

The Company received the support from a governmental agency, in this case the Walloon Region (“Region”), under the form of recoverable cash advances. Recoverable cash advances are aimed at supporting specific development programs. As part of this support, an agreement is concluded with the Region consisting in three distinct phases being a research phase, a decision phase and an exploitation phase. During the research phase, the Company receives funds from the Region based on eligible expenses incurred by the Company.

At the end of the research phase, there is a decision phase of six months, allowing the Company to decide whether or not it will use the results of the research phase.

●	If the Company decides not to use the results of the research phase, it has to notify the Region and transfer to the Region the rights associated with the research phase. Accordingly, the advances received are not to be reimbursed.
●	If the Company decides to use the results of the research phase, it will enter into the exploitation phase. In such a situation, the advances received become refundable through a fixed repayment part (30%) and a variable repayment scheme (0.224%-0.45%). The fix part is repayable unconditionally in accordance with a reimbursement plan. The variable part is dependent on the success of the project, i.e. based on a percentage on sales generated by the product that has benefited from the research.
●	Reimbursements (fixed and variable) to be made by the Company (interests included) may represent up to 2 times the amount of cash advance received, depending on the level and the timing of the sales.

At inception, recoverable cash advances are recognized as financial liability at fair value when received. To determine the fair value of the cash advances received, the Company estimates future cash outflows considering (i) assumptions regarding the estimation of the timing and the probability of the future sales or (ii) the probability that the Company will notify the Walloon Region whether it will decide or not to use the results of the research phase and (iii) an appropriate discount rate.

At inception, if the fair value of the liability exceeds the amounts of the cash received, the difference is recognized in the income statement as operating expenses. If the amount of cash received would exceed the fair value of the liability, the difference would be considered as a government grant, being recognized in the income statement as operating income on a systematic basis in order to match the expenses incurred.

Subsequently, at each closing date, the financial liability is measured at amortized cost. When the estimated contractual cash flows are modified, the entity recalculates the gross carrying amount of the financial liability as the present value of the modified cash flows discounted at the original effective interest rate. The difference between the recalculated carrying amount and the initial carrying amount is included in the caption “other operating income/expenses” in the consolidated income statement and in the financial expenses for the impact of the discounting. When modifying the estimated contractual cash flows, the Company reviews if there are indicators, either positive or negative, influencing the estimation of the timing and level of the future sales of the products benefiting from the support of the Walloon Region.

When repayment of recoverable cash advances may be forgiven, the liability component of recoverable cash advances is treated as a government grant and taken to income only when there is reasonable assurance that the entity will meet the terms for forgiveness of the advance.

The Company also has received research and development incentives in Australia in relation to certain development activities and clinical trials. The Company recognizes the research and development incentives as another receivable and other operating income when it is reasonably certain that all conditions (which are limited and only protective in nature such as having an entity in Australia, conducting R&D activities in Australia) are satisfied and the incentive will be received, which is when the development activities and clinical trials are being performed. See note 11 and 16.1.

Description of accounting policy for segment reporting [text block]

2.21.    Segment Reporting

Based on the organizational structure, as well as the nature of financial information available and reviewed by the Company’s chief operating decision makers to assess performance and make decisions about resource allocations, the Company has concluded that its total operations represent one reportable segment. The chief operating decision maker is the CEO.

Description of accounting policies relevant to understanding of financial statements [text block]

2.22.    Significant events and transactions of the reporting period

The company started generating its first commercial sales in July 2020. In the year ended December 31, 2021, the Company generated revenue in Germany, Spain and Belgium. See note 19.

For the year ended December 31, 2021, the Company entered into an exclusive license agreement with Vanderbilt University. This agreement allows the Company to develop new neurostimulation technologies for the treatment of sleep disordered breathing conditions based on inventions and patents owned by Vanderbilt University, which will potentially expand the Company’s future pipeline. Under the agreement, the Company paid to Vanderbilt an upfront license issue fee of approximately $US0.7 million. The Company may be required to make minimum annual royalty payments to Vanderbilt of up to $US 300,000 in 2024 and 2025, up to $US 0.5 million in 2026 and 2027, and up to $US1.0 million in 2028 and each year thereafter, which are creditable against the earned payments of up to an aggregate of $US13.8 million in connection with patent issuance, clinical studies, regulatory approvals and net sales milestones. The Company may also be required to pay Vanderbilt a low to mid double digit percentage, not to exceed 40.0%, of any non-royalty sublicensing revenue that the Company receives. The Vanderbilt Agreement, including the royalty obligations thereunder, will continue on a licensed product-by-licensed product and country-by-country basis until the expiration date of the last-to-expire licensed patent in each country. Either the Company or Vanderbilt may terminate the Vanderbilt Agreement in the event the Company fails to make a payment to Vanderbilt, breach of default the Company’s diligence obligations or breach or default on any other material term, and if the Company fail to make such payment or cure such breach or default within 60 days of written notice from Vanderbilt. The Company may terminate the agreement by providing 120 days advance notice to Vanderbilt. For the year ended December 31, 2021, the upfront license issue for and past patenting costs relating to this agreement were expensed as occurred. See note 26.

On July 7, 2021, the Company closed its initial public offering in the United States (the “Offering”) of 2,835,000 ordinary shares at a price to the public of US$30 per share for total gross proceeds of US$85.1 million before deducting underwriting discounts and commissions and estimated offering expenses. In addition, he underwriters of the Offering exercised their option to purchase additional shares in full. The option to purchase additional shares granted to the underwriters was for the purchase of up to an additional 425,250 new ordinary shares, at the public offering price of US$30 per share, before underwriting discounts and commissions. On July 9, 2021, the Company closed the exercise of this option. This exercise brought the total gross proceeds of the Offering to US$97.8 million before deducting underwriting discounts and commissions and estimated offering expenses. As part of the IPO, the Company incurred direct-attributable transaction costs of €7.6 million which have been deducted from the share premium. The proceeds from the IPO net of transaction costs amounted to €75.0 million. See note 14.